Deferred Revenue (Details)	Jun. 30, 2017 shares	Aug. 28, 2016 USD ($)	Jul. 29, 2016 USD ($)	Jun. 30, 2016 USD ($)
Deferred Revenue [Abstract]
RMHC was required to pay the company for distribution rights				$ 500,000
RMHC was required to submit an additional payment prior to the production run				$ 150,000
Cans of product covered under the agreement				1,000,000
Company received an amount and recorded as deferred revenue		$ 300,000	$ 200,000
Shares issued for settlement of case | shares	6,800,000
Shares already received | shares	500,000